Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Activity in the Allowance for Loan Losses by Portfolio Segment
The following tables detail the activity in the allowance for loan losses by portfolio segment for the past two years:

	For the year ended December 31, 2016
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$1,961	$741	$6,309	$2,769	$817	$162	$12,759
Charge-offs	(557)	—	(775)	(101)	(30)		(1,463)
Recoveries	33	—	29	—	1		63
Net charge-offs	(524)	—	(746)	(101)	(29)	—	(1,400)
Provision for loan losses charged to expense	139	(168)	1,166	(75)	137	21	1,220
Balance, end of period	$1,576	$573	$6,729	$2,593	$925	$183	$12,579

	For the year ended December 31, 2015
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$1,883	$1,337	$6,270	$2,289	$667	$105	$12,551
Charge-offs	(370)	(589)	(309)	(50)	(130)		(1,448)
Recoveries	54	—	1,052	49	1		1,156
Net charge-offs	(316)	(589)	743	(1)	(129)	—	(292)
Provision for loan losses charged to expense	394	(7)	(704)	481	279	57	500
Balance, end of period	$1,961	$741	$6,309	$2,769	$817	$162	$12,759

Allowance for Credit Losses on Financing Receivables
The following tables present loans and their related allowance for loan losses, by portfolio segment, as of December 31st for the past two years:

	December 31, 2016
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$246	$—	$34	$—	$—	$—	$280
Collectively evaluated for impairment	1,330	573	6,695	2,593	925	183	12,299
Total	$1,576	$573	$6,729	$2,593	$925	$183	$12,579
Loan ending balances:
Individually evaluated for impairment	$1,108	$513	$426	$—	$—	$—	$2,047
Collectively evaluated for impairment	41,384	25,831	508,745	289,093	91,541	—	956,594
Total	$42,492	$26,344	$509,171	$289,093	$91,541	$—	$958,641

	December 31, 2015
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$705	$—	$137	$—	$—	$—	$842
Collectively evaluated for impairment	1,256	741	6,172	2,769	817	162	11,917
Total	$1,961	$741	$6,309	$2,769	$817	$162	$12,759
Loan ending balances:
Individually evaluated for impairment	$1,907	$2,226	$3,040	$—	$—	$—	$7,173
Collectively evaluated for impairment	37,486	27,127	462,478	264,523	77,057	—	868,671
Total	$39,393	$29,353	$465,518	$264,523	$77,057	$—	$875,844